Unaudited Condensed Statements of Changes in Shareholders' Deficit (Parenthetical) - Cartesian Growth Corp [Member] - USD ($)			1 Months Ended	3 Months Ended
		Dec. 31, 2020	Feb. 23, 2021	Mar. 31, 2021
Underwriting commissions and offering expenses				$ 34,500,000
Private Warrants				$ 8,900,000
Founder Shares		$ 24,856
Sponsor [Member]
Founder Shares (in Shares)		7,187,500	1,125,000
Founder Shares		$ 25,000	$ 1,437,500
Common Class B [Member]
Shares issued			8,625,000
Founder Shares (in Shares)	[1]	7,187,500

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.